Share-based awards- Partner Capital Investment Plan (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 CNY (¥)	Mar. 31, 2020 $ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Sep. 30, 2020 $ / shares
Share-based awards
Number of shares underlying available for offering	299,872,568
Share-based compensation expense | ¥	¥ 32,409	¥ 15,260
Partner Capital Investment Plan relating to ordinary shares of the Company | Subscription rights
Share-based awards
Number of restricted shares each right entitles the holder to purchase after the Share Subdivision	8		8	8	8	8	8	8	8	8
Agreed-upon exercise price | $ / shares								$ 14.50	$ 14.50	$ 14.50
Subscription period	10 years		10 years	10 years	10 years	10 years	10 years	4 years	4 years	4 years
Restriction period for the transfer shares								8 years	8 years	8 years
Number of shares underlying	144,000,000
Number of shares underlying available for offering	18,660,976
Unamortized compensation costs | ¥	¥ 559
Weighted average period over which unamortized compensation costs expected be recognized	4 years 2 months 12 days
Partner Capital Investment Plan relating to ordinary shares of the Company | Subscription rights | Before the Share Subdivision
Share-based awards
Number of shares underlying	18,000,000
Number of shares underlying available for offering	2,332,622
Partner Capital Investment Plan relating to ordinary shares of the Company | Subscription rights | Minimum
Share-based awards
Agreed-upon exercise price | $ / shares			$ 23.00	$ 23.00	$ 23.00	$ 23.00	$ 23.00				$ 23.00
Partner Capital Investment Plan relating to ordinary shares of the Company | Subscription rights | Maximum
Share-based awards
Agreed-upon exercise price | $ / shares			$ 26.00	$ 26.00	$ 26.00	$ 26.00	$ 26.00				$ 26.00